First Quarter Report
March 31, 2023 (Unaudited)
Columbia Variable Portfolio – Limited Duration Credit Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Columbia Variable Portfolio – Limited Duration Credit Fund, March 31, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Corporate Bonds & Notes 91.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 3.9%
Boeing Co. (The)
02/01/2026	2.750%	21,500,000	20,369,631
02/04/2026	2.196%	5,991,000	5,557,318
Howmet Aerospace, Inc.
01/15/2029	3.000%	9,025,000	7,988,240
Total			33,915,189
Automotive 0.9%
General Motors Financial Co., Inc.
04/09/2027	5.000%	5,287,000	5,228,718
04/10/2028	2.400%	2,731,000	2,383,714
Total			7,612,432
Banking 14.3%
Bank of America Corp.(a)
12/20/2028	3.419%	40,552,000	37,707,848
HSBC Holdings PLC(a)
03/09/2029	6.161%	17,410,000	17,896,952
JPMorgan Chase & Co.(a)
06/14/2030	4.565%	30,730,000	29,912,175
10/15/2030	2.739%	8,622,000	7,524,015
Morgan Stanley(a)
05/04/2027	1.593%	3,793,000	3,415,901
01/21/2028	2.475%	10,880,000	9,947,932
Wells Fargo & Co.(a)
06/17/2027	3.196%	8,718,000	8,205,440
06/02/2028	2.393%	9,882,000	8,885,919
Total			123,496,182
Building Materials 0.9%
Ferguson Finance PLC(b)
04/20/2027	4.250%	7,842,000	7,581,301
Cable and Satellite 3.9%
Charter Communications Operating LLC/Capital
01/15/2029	2.250%	22,975,000	19,159,428
Sky PLC(b)
09/16/2024	3.750%	14,515,000	14,212,289
Total			33,371,717
Consumer Products 0.3%
Kenvue, Inc.(b)
03/22/2026	5.350%	2,330,000	2,390,602
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Electric 21.9%
AES Corp. (The)
01/15/2026	1.375%	15,240,000	13,697,318
American Electric Power Co., Inc.
11/01/2025	1.000%	1,500,000	1,362,851
CenterPoint Energy, Inc.
09/01/2024	2.500%	2,772,000	2,656,017
CMS Energy Corp.
11/15/2025	3.600%	30,396,000	29,413,543
08/15/2027	3.450%	2,987,000	2,840,957
DTE Energy Co.
11/01/2024	4.220%	9,414,000	9,316,553
03/15/2027	3.800%	6,879,000	6,603,468
Edison International
11/15/2024	3.550%	2,150,000	2,088,019
Emera U.S. Finance LP
06/15/2024	0.833%	2,962,000	2,796,990
Emera US Finance LP
06/15/2026	3.550%	28,398,000	27,084,157
Eversource Energy
08/15/2030	1.650%	13,631,000	10,973,930
FirstEnergy Transmission LLC(b)
01/15/2025	4.350%	11,980,000	11,790,533
Georgia Power Co.
07/30/2023	2.100%	12,915,000	12,769,452
NextEra Energy Capital Holdings, Inc.(c)
SOFR + 0.400% 11/03/2023	5.220%	7,255,000	7,221,194
NextEra Energy Operating Partners LP(b)
07/15/2024	4.250%	9,550,000	9,423,875
NRG Energy, Inc.(b)
12/02/2027	2.450%	12,997,000	11,150,221
Pacific Gas and Electric Co.
06/15/2028	3.000%	13,315,000	11,834,900
Pennsylvania Electric Co.(b)
03/30/2026	5.150%	1,221,000	1,226,327
Public Service Enterprise Group, Inc.
11/08/2023	0.841%	3,045,000	2,959,231
WEC Energy Group, Inc.
09/15/2023	0.550%	2,990,000	2,921,771
06/15/2025	3.550%	2,212,000	2,113,036
01/15/2028	4.750%	6,555,000	6,556,153
Total			188,800,496
2	Columbia Variable Portfolio – Limited Duration Credit Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Limited Duration Credit Fund, March 31, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Environmental 0.6%
GFL Environmental, Inc.(b)
08/01/2025	3.750%	5,450,000	5,236,294
Food and Beverage 3.6%
Bacardi Ltd.(b)
05/15/2028	4.700%	31,441,000	31,152,874
Health Care 6.3%
GE Healthcare Holding LLC(b)
11/15/2027	5.650%	18,565,000	19,195,319
HCA, Inc.
06/15/2026	5.250%	8,113,000	8,122,447
HCA, Inc.(b)
03/15/2027	3.125%	13,375,000	12,435,623
Thermo Fisher Scientific, Inc.(c)
SOFR + 0.390% 10/18/2023	5.210%	14,166,000	14,124,293
Total			53,877,682
Healthcare Insurance 2.8%
Aetna, Inc.
11/15/2024	3.500%	2,425,000	2,369,458
Centene Corp.
07/15/2028	2.450%	24,490,000	21,299,888
Total			23,669,346
Independent Energy 0.5%
Canadian Natural Resources Ltd.
07/15/2025	2.050%	1,974,000	1,849,658
Occidental Petroleum Corp.
09/01/2028	6.375%	2,504,000	2,598,896
Total			4,448,554
Life Insurance 8.0%
CoreBridge Financial, Inc.(b)
04/05/2027	3.650%	1,508,000	1,413,861
Five Corners Funding Trust(b)
11/15/2023	4.419%	15,160,000	15,033,834
Peachtree Corners Funding Trust(b)
02/15/2025	3.976%	20,087,000	19,511,287
Principal Life Global Funding II(b)
11/21/2024	2.250%	17,640,000	16,843,947
08/16/2026	1.250%	13,167,000	11,617,677
Voya Financial, Inc.
06/15/2026	3.650%	4,950,000	4,702,475
Total			69,123,081
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Media and Entertainment 4.7%
Magallanes, Inc.(b)
03/15/2029	4.054%	25,535,000	23,745,770
Netflix, Inc.(b)
11/15/2029	5.375%	16,705,000	16,987,986
Total			40,733,756
Midstream 3.6%
Colorado Interstate Gas Co. LLC/Issuing Corp.(b)
08/15/2026	4.150%	4,685,000	4,538,815
MPLX LP
12/01/2027	4.250%	3,880,000	3,765,312
Plains All American Pipeline LP/Finance Corp.
12/15/2026	4.500%	16,055,000	15,696,922
Western Gas Partners LP
07/01/2026	4.650%	7,609,000	7,365,466
Total			31,366,515
Natural Gas 0.5%
NiSource, Inc.
03/30/2028	5.250%	3,196,000	3,252,346
09/01/2029	2.950%	1,075,000	957,141
Total			4,209,487
Packaging 1.9%
Berry Global, Inc.
01/15/2026	1.570%	8,820,000	8,012,951
Berry Global, Inc.(b)
04/15/2028	5.500%	7,918,000	7,892,751
Total			15,905,702
Pharmaceuticals 1.5%
Amgen, Inc.
03/02/2028	5.150%	12,863,000	13,135,954
Retailers 0.8%
Lowe’s Companies, Inc.
04/01/2026	4.800%	6,961,000	6,997,938
Technology 6.0%
Fidelity National Information Services, Inc.
03/01/2024	0.600%	1,734,000	1,658,188
07/15/2025	4.500%	8,264,000	8,164,859
Microchip Technology, Inc.
09/01/2023	2.670%	12,140,000	11,988,400
02/15/2024	0.972%	6,364,000	6,109,348
09/01/2024	0.983%	11,387,000	10,730,667
NXP BV/Funding LLC/USA, Inc.
06/01/2027	4.400%	6,697,000	6,617,306

Columbia Variable Portfolio – Limited Duration Credit Fund | First Quarter Report 2023	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Limited Duration Credit Fund, March 31, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
VeriSign, Inc.
04/01/2025	5.250%	5,935,000	5,928,685
Total			51,197,453
Tobacco 1.3%
BAT Capital Corp.
08/15/2027	3.557%	12,055,000	11,210,727
Wireless 3.6%
Sprint Spectrum Co. I/II/III LLC(b)
03/20/2028	5.152%	16,427,000	16,317,982
T-Mobile US, Inc.
02/15/2026	2.250%	10,253,000	9,555,194
04/15/2027	3.750%	5,368,000	5,161,897
Total			31,035,073
Total Corporate Bonds & Notes (Cost $815,961,852)			790,468,355

U.S. Treasury Obligations 6.0%

U.S. Treasury
09/15/2025	3.500%	12,000,000	11,885,625
06/30/2027	3.250%	14,000,000	13,760,469
07/31/2027	2.750%	12,218,600	11,767,084
01/31/2028	3.500%	13,765,000	13,695,100
Total U.S. Treasury Obligations (Cost $51,818,012)			51,108,278
Money Market Funds 1.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.983%(d),(e)	9,746,352	9,744,403
Total Money Market Funds (Cost $9,745,377)		9,744,403
Total Investments in Securities (Cost: $877,525,241)		851,321,036
Other Assets & Liabilities, Net		9,823,731
Net Assets		861,144,767

At March 31, 2023, securities and/or cash totaling $3,757,637 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 2-Year Note	1,034	06/2023	USD	213,472,532	2,307,843	—
U.S. Treasury 2-Year Note	109	06/2023	USD	22,503,391	—	(92,975)
Total					2,307,843	(92,975)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	(679)	06/2023	USD	(78,031,953)	—	(2,287,694)
U.S. Treasury 5-Year Note	(900)	06/2023	USD	(98,557,032)	—	(1,945,793)
U.S. Treasury Ultra 10-Year Note	(15)	06/2023	USD	(1,817,109)	—	(57,101)
Total					—	(4,290,588)
4	Columbia Variable Portfolio – Limited Duration Credit Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Limited Duration Credit Fund, March 31, 2023 (Unaudited)
Notes to Portfolio of Investments
(a)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of March 31, 2023.
(b)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At March 31, 2023, the total value of these securities amounted to $259,699,168, which represents 30.16% of total net assets.
(c)	Variable rate security. The interest rate shown was the current rate as of March 31, 2023.
(d)	The rate shown is the seven-day current annualized yield at March 31, 2023.
(e)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.983%
	20,549,107	115,043,269	(125,843,979)	(3,994)	9,744,403	2,831	257,344	9,746,352
Abbreviation Legend
SOFR	Secured Overnight Financing Rate
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Variable Portfolio – Limited Duration Credit Fund | First Quarter Report 2023	5

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT7015_12_B01_(05/23)